Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($)	5 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Cash Flows from Operating Activities:
Net loss		$ (1,239)
Adjustments to reconcile net loss to net cash used in operating activities:
Due to related party	0	1,239
Net cash provided by (used in) operating activities
Net change in cash
Cash, beginning of the period
Cash, end of the period